Company financial information (Parent Corporation) - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2021	Jun. 30, 2019
Condensed Financial Statements, Captions [Line Items]
Dividend payments without regulatory approval	$ 803
Liquid asset held, amount	1,600
Authorized amount of shares to repurchase	$ 4,451				$ 3,940
Forecast
Condensed Financial Statements, Captions [Line Items]
Authorized amount of shares to repurchase				$ 625
Minimum
Condensed Financial Statements, Captions [Line Items]
Collateral percentage requirement for bank loans to affiliates	100.00%
Maximum
Condensed Financial Statements, Captions [Line Items]
Collateral percentage requirement for bank loans to affiliates	130.00%
Credit Extensions To Affiliates
Condensed Financial Statements, Captions [Line Items]
Maximum percentage of regulatory capital allowable for bank credit extensions	10.00%
Credit Extensions In Aggregate To Bank Of New York And All Affiliates
Condensed Financial Statements, Captions [Line Items]
Maximum percentage of regulatory capital allowable for bank credit extensions	20.00%
Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Common stock, dividends declared	$ 1,500	$ 3,200	$ 3,800